Description of Business and Segmented Disclosures - Schedule of Geographical Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	$ 52,204	$ 66,897
Non-current assets	43,058	42,447
Canada
Disclosure of geographical areas [line items]
Revenue	25,128	33,314
Non-current assets	35,876	35,194
United States
Disclosure of geographical areas [line items]
Revenue	25,943	32,221
Non-current assets	5,230	4,824
China
Disclosure of geographical areas [line items]
Revenue	1,133	1,362
Non-current assets	1,608	2,064
Indonesia
Disclosure of geographical areas [line items]
Non-current assets	$ 344	$ 365